UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[ ] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Rob Dionne
Title:		Director & Compliance Officer
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	June 30, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		108,686,441

Form 13F Information Table Value Total:		$3,293,231,024


List of Other Included Managers:

	NONE



FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel
Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
150,643,747
3,766,418
3,766,418
N/A
N/A

N/A
3,766,418
N/A
Bank of Nova Scotia
COM
064149107
301,786,666
8,071,855
8,071,855
N/A
N/A

N/A
8,071,855
N/A
Barrick Gold Corp.
COM
067901108
166,612,368
4,942,408
4,942,408
N/A
N/A

N/A
4,942,408
N/A
BCE Inc.
COM NEW
05534B760
22,988,997
1,112,428
1,112,428
N/A
N/A

N/A
1,112,428
N/A
Cameco Corp.
COM
13321L108
38,292,376
1,490,310
1,490,310
N/A
N/A

N/A
1,490,310
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
224,303,334
4,467,410
4,467,410
N/A
N/A

N/A
4,467,410
N/A
Canadian National Railway
COM
136375102
91,092,167
2,117,068
2,117,068
N/A
N/A

N/A
2,117,068
N/A
Canadian Natural Resources Ltd.
COM
136385101
171,834,492
3,261,317
3,261,317
N/A
N/A

N/A
3,261,317
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
82,344,618
2,061,900
2,061,900
N/A
N/A

N/A
2,061,900
N/A
Central Fund of Canada Limited
CL A
153501101
23,654,907
2,011,100
2,011,100
N/A
N/A

N/A
2,011,100
N/A
Domtar Corp
COM NEW
257559203
16,303,203
981,022
981,022
N/A
N/A

N/A
981,022
N/A
EnCana Corp.
COM
292505104
202,757,759
4,083,106
4,083,106
N/A
N/A

N/A
4,083,106
N/A
Gerdau Ameristeel Corp.
COM
37373P105
51,742,974
7,492,731
7,492,731
N/A
N/A

N/A
7,492,731
N/A
Gildan Activewear Class A
COM
375916103
28,398,915
1,914,166
1,914,166
N/A
N/A

N/A
1,914,166
N/A
Magna International Inc. Class A
CL A
559222401
18,606,227
437,859
437,859
N/A
N/A

N/A
437,859
N/A
Manulife Financial Corp.
COM
56501R106
116,594,377
6,706,631
6,706,631
N/A
N/A

N/A
6,706,631
N/A
Methanex Corp.
COM
59151K108
24,565,384
2,021,900
2,021,900
N/A
N/A

N/A
2,021,900
N/A
Nexen Inc.
COM
65334H102
113,036,571
5,194,896
5,194,896
N/A
N/A

N/A
5,194,896
N/A
Nova Chemicals Corp.
COM
66977W109
1,350,215
226,600
226,600
N/A
N/A

N/A
226,600
N/A
Penn West Energy Trust
TRUST UNIT
707885109
21,310,919
1,671,130
1,671,130
N/A
N/A

N/A
1,671,130
N/A
Petro-Canada
COM
71644E102
130,945,271
3,385,425
3,385,425
N/A
N/A

N/A
3,385,425
N/A
Potash Corp. of Saskatchewan
COM
73755L107
63,395,022
678,623
678,623
N/A
N/A

N/A
678,623
N/A
Rogers Comm Inc. Class B
CL B
775109200
119,612,796
4,645,897
4,645,897
N/A
N/A

N/A
4,645,897
N/A
Royal Bank of Canada
COM
780087102
299,962,612
7,323,136
7,323,136
N/A
N/A

N/A
7,323,136
N/A
Suncor Energy Inc. (Old)
COM
867229106
171,781,401
5,640,326
5,640,326
N/A
N/A

N/A
5,640,326
N/A
Talisman Energy Inc.
COM
87425E103
158,570,483
11,020,696
11,020,696
N/A
N/A

N/A
11,020,696
N/A
Telus Corp. Non-voting
CL A NON VTG
87971M202
90,750,084
3,513,087
3,513,087
N/A
N/A

N/A
3,513,087
N/A
Thomson Reuters Corporation
COM
884903105
20,856,887
715,573
715,573
N/A
N/A

N/A
715,573
N/A
Toronto-Dominion Bank
COM NEW
891160509
335,498,300
6,484,123
6,484,123
N/A
N/A

N/A
6,484,123
N/A
TransCanada Pipelines Corp.
COM
89353D107
33,637,952
1,247,300
1,247,300
N/A
N/A

N/A
1,247,300
N/A



3,293,231,024
108,686,441
108,686,441




108,686,441